Income Tax (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Taxable amount for first	RM 150,000
Tax rate	15.00%
Taxable amount for next	RM 450,000
Taxable amount upto next	600,000
Tax amount exceeding	RM 600,000
Tax rate	17.00%
Calculated tax rate	24.00%	24.00%	24.00%
Taxed standard rate	24.00%
Bottom of range [member]
Income Tax [Line Items]
Paid up capital	RM 2,500,000
Top of range [member]
Income Tax [Line Items]
Paid up capital	RM 50,000,000